INCOME TAXES, Difference Between Statutory Federal Income Tax Rate and Effective Rates (FY) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective income tax rate reconciliation [Abstract]
Tax computed at the statutory rate							$ 679	$ 754
Increase (decrease) resulting from [Abstract]
State income taxes, net of federal tax effect							57	128
Effect of rate revaluation							936	0
Other permanent differences							(78)	(5)
Provision for income taxes	$ 191		$ 89	$ 359	$ 198		$ 1,594	$ 877
Effective tax rate							79.80%	39.50%
Tax Cuts and Jobs Act [Abstract]
Federal corporate tax rate							34.00%
Provisional income tax expense due to the Tax Act changes		$ 936
Plan [Member]
Tax Cuts and Jobs Act [Abstract]
Federal corporate tax rate						21.00%